JUNIOR SUBORDINATED NOTES (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	May 31, 2017 CAD ($)
Debt Instrument [Line Items]
Outstanding					$ 37,019,000,000		$ 39,982,000,000
Unamortized debt discount and issue costs					(228,000,000)		(241,000,000)
Long-term Debt						$ 200,000,000		$ 750,000,000
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding					29,433,000,000		31,856,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					8,694,000,000		7,572,000,000
Unamortized debt discount and issue costs					(80,000,000)		(64,000,000)
Long-term Debt					8,614,000,000		7,508,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 1,296,000,000		$ 1,364,000,000
Effective Interest Rate					5.10%	5.10%	5.60%	5.60%
Debt converted		$ 1,000,000,000
Stated interest rate					6.35%	6.35%			6.35%
Stated interest rate, period of time					10 years
Debt instrument, face amount						$ 1,000,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)		2.21%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 972,000,000		$ 1,024,000,000
Effective Interest Rate					6.00%	6.00%	6.50%	6.50%
Stated interest rate					5.875%	5.875%
Stated interest rate, period of time					10 years
Debt instrument, face amount						$ 750,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 1,556,000,000		$ 1,637,000,000
Effective Interest Rate					6.70%	6.70%	7.20%	7.20%
Stated interest rate					6.125%	6.125%
Stated interest rate, period of time					10 years
Debt instrument, face amount						$ 1,200,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 1,944,000,000		$ 2,047,000,000
Effective Interest Rate					5.70%	5.70%	6.20%	6.20%
Stated interest rate					5.55%	5.55%
Stated interest rate, period of time					10 years
Debt instrument, face amount						$ 1,500,000,000
TRANSCANADA PIPELINES LIMITED | Canadian junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 1,500,000,000		$ 1,500,000,000
Effective Interest Rate					5.40%	5.40%	5.50%	5.50%
Stated interest rate					4.90%	4.90%
Stated interest rate, period of time					10 years
Debt instrument, face amount					$ 1,500,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2079 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 1,426,000,000		$ 0
Effective Interest Rate					6.30%	6.30%	0.00%	0.00%
Stated interest rate					5.75%	5.75%
Stated interest rate, period of time					10 years
Debt instrument, face amount						$ 1,100,000,000
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2019-A | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate	5.75%
Debt instrument, face amount	$ 1,100,000,000
Administrative charge percentage	0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2019-A | September 2029 until September 2049 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	4.404%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2019-A | September 2049 until September 2079 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	5.154%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-B | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate									4.90%
Debt instrument, face amount									$ 1,500,000,000
Administrative charge percentage									0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest		100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-B | May 2027 until May 2047 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)		3.33%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-B | May 2047 to May 2077 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)		4.08%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-A | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate			5.55%	5.55%
Debt instrument, face amount			$ 1,500,000,000	$ 1,500,000,000
Administrative charge percentage			0.25%	0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest			100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-A | March 2027 until March 2047 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)			3.458%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-A | March 2047 until March 2077 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)			4.208%
TransCanada Trust | Trust Notes - Series 2019-A | Notes payable
Debt Instrument [Line Items]
Stated interest rate, period of time	10 years
Debt instrument, face amount	$ 1,100,000,000
TransCanada Trust | Trust Notes - Series 2019-A | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate	5.50%
TransCanada Trust | Trust Notes - Series 2017-B | Notes payable
Debt Instrument [Line Items]
Stated interest rate, period of time		10 years
Debt instrument, face amount									$ 1,500,000,000
TransCanada Trust | Trust Notes - Series 2017-B | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate									4.65%
TransCanada Trust | Trust Notes - Series 2017-A | Notes payable
Debt Instrument [Line Items]
Stated interest rate, period of time				10 years
Debt instrument, face amount			$ 1,500,000,000	$ 1,500,000,000
TransCanada Trust | Trust Notes - Series 2017-A | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate			5.30%	5.30%